CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents (Note 5)	$ 1,850,826	$ 927,694
Short-term investments (Note 6)	86,242	333,594
Trade receivables, net (Note 7)	863,808	798,102
Accounts receivable, related parties (Note 22)	4,488	2,673
Inventory and spare parts (Note 8)	291,075	319,956
Prepaid expenses, including related party amounts of $3,031 and $26,722	234,730	232,352
Deferred tax assets (Note 21)	189,622	234,658
VAT receivable	191,039	164,761
Other current assets, including assets held for sale of $2,188 and $10,430	125,818	102,813
Total current assets	3,837,648	3,116,603
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation of $7,023,556 and $6,196,117 (Note 9), including advances given to related parties of $28,889 and $96,138	8,205,352	7,971,830
LICENSES, net of accumulated amortization of $231,006 and $384,405 (Notes 3 and 10)	227,511	294,728
GOODWILL (Notes 3 and 11)	1,118,530	981,335
OTHER INTANGIBLE ASSETS, net of accumulated amortization of $1,537,088 and $1,516,949 (Notes 3 and 12), including prepayments to related parties of $28,742 and $48,425	1,362,287	1,541,638
DEBT ISSUANCE COSTS, net of accumulated amortization of $217,755 and $191,453	140,579	104,818
INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Note 13)	188,047	241,792
OTHER INVESTMENTS, including related party amounts of $121,407 and $125,721 (Note 15)	123,442	128,582
OTHER NON-CURRENT ASSETS, including restricted cash of $2,152 and $4,719, deferred tax assets of $62,102 and $81,816 (Note 21)	114,833	96,716
Total assets	15,318,229	14,478,042
CURRENT LIABILITIES:
Accounts payable, related parties (Note 22)	56,982	52,984
Trade accounts payable	799,128	629,077
Subscriber prepayments and deposits	529,231	523,464
Debt, current portion (Note 16), including related party amounts of $6,799 and $7,558	283,025	256,052
Notes payable, current portion (Note 16)	865,880	492,176
Deferred connection fees, current portion (Note 18)	49,868	49,212
Capital lease obligation, current portion	6,786	8,882
Income tax payable	27,095	26,071
Accrued liabilities (Note 20)	653,870	799,804
Bitel liability (Note 27)	213,152	210,760
Other payables	79,818	106,659
Total current liabilities	3,564,835	3,155,141
LONG-TERM LIABILITIES:
Notes payable, net of current portion (Note 16)	2,496,002	2,830,676
Debt, net of current portion (Note 16), including related party amounts of $nil and $7,005	5,057,981	3,561,953
Capital lease obligation, net of current portion	5,529	10,873
Deferred connection fees, net of current portion (Note 18)	79,556	106,076
Deferred taxes (Note 21)	227,928	292,070
Retirement and post-retirement obligations	37,597	42,430
Property, plant and equipment contributions	86,072	88,859
Other long-term liabilities	111,503	146,217
Total long-term liabilities	8,102,168	7,079,154
Total liabilities	11,667,003	10,234,295
COMMITMENTS AND CONTINGENCIES (Note 27)
Redeemable noncontrolling interest (Note 24)	80,603	86,944
SHAREHOLDERS' EQUITY:
Common stock (2,096,975,792 shares with a par value of 0.1 rubles authorized and 2,066,413,562 shares issued as of December 31, 2011 and 2,096,975,792 shares with a par value of 0.1 rubles authorized and 1,993,326,138 shares issued as of December 31, 2010, 777,396,505 of which are in the form of ADS as of December 31, 2011 and 2010) (Note 23)	50,814	50,558
Treasury stock (77,496,725 and 76,456,876 common shares at cost as of December 31, 2011 and 2010)	(992,141)	(1,054,926)
Additional paid-in capital	92,720
Accumulated other comprehensive loss	(963,992)	(771,957)
Retained earnings	5,294,651	4,901,140
Nonredeemable noncontrolling interest	88,571	1,031,988
Total shareholders' equity	3,570,623	4,156,803
Total liabilities and shareholders' equity	$ 15,318,229	$ 14,478,042